Thrivent Large Cap Growth Fund Expense Example - Thrivent Large Cap Growth Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 546
Expense Example, with Redemption, 3 Years	751
Expense Example, with Redemption, 5 Years	972
Expense Example, with Redemption, 10 Years	1,608
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	$ 918